UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-02349
Morgan Stanley Income Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: September 30, 2010
Date of reporting period: December 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Securities Inc.
Portfolio of Investments ▪ December 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Corporate Bonds (94.2%)
	Advertising Agencies (0.2%)
$290	Omnicom Group, Inc.	6.25%	07/15/19	$313,432

	Advertising Services (0.5%)
690	WPP Finance (United Kingdom)	8.00	09/15/14	785,489

	Aerospace/Defense (0.2%)
379	Systems 2001 Asset Trust (144A) (Cayman Islands) (a)	6.664	09/15/13	388,008

	Agricultural Chemicals (1.2%)
575	Agrium, Inc. (Canada)	6.75	01/15/19	622,692
545	Mosaic Co. (The) (144A) (a)	7.625	12/01/16	595,970
300	Potash Corp. of Saskatchewan, Inc. (Canada)	4.875	03/30/20	296,576
330	Potash Corp. of Saskatchewan, Inc. (Canada)	5.875	12/01/36	325,979

				1,841,217

	Agricultural Operations (0.5%)
680	Bunge Ltd. Finance Corp.	8.50	06/15/19	776,428

	Airlines (0.2%)
318	America West Airlines LLC (Series 011G) (AMBAC Insd)	7.10	04/02/21	250,965

	Appliances (0.2%)
250	Whirlpool Corp.	8.60	05/01/14	283,324

	Auto-Cars/Light Trucks (0.4%)
540	Daimler Finance North America LLC	8.50	01/18/31	665,370

	Beverages-Wine/Spirits (0.3%)
345	Bacardi Ltd. (144A) (Bermuda) (a)	8.20	04/01/19	408,461
95	Constellation Brands, Inc.	7.25	09/01/16	96,900

				505,361

	Brewery (1.4%)
210	Anheuser-Busch Cos., Inc.	5.50	01/15/18	213,193
1,020	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	5.375	11/15/14	1,081,086
60	Anheuser-Busch InBev Worldwide, Inc. (144A) (a)	8.20	01/15/39	76,112
780	FBG Finance Ltd. (144A) (Australia) (a)	5.125	06/15/15	808,302

				2,178,693

	Broadcast Service/Program (0.1%)
210	Grupo Televisa SA (Mexico)	6.00	05/15/18	212,360

	Building Product-Cement/Aggregation (1.8%)
895	CRH America, Inc.	6.00	09/30/16	936,084
460	CRH America, Inc.	8.125	07/15/18	537,365
430	Holcim US Finance Sarl & Cie SCS (144A) (Luxembourg) (a)	6.00	12/30/19	448,424
260	LAFARGE SA (France)	6.50	07/15/16	276,017
530	LAFARGE SA (France)	7.125	07/15/36	556,665

				2,754,555

	Building-Residential/Commercial (0.5%)
760	Toll Brothers Finance Corp.	6.75	11/01/19	745,656

	Cable/Satellite TV (7.4%)
1,250	Comcast Corp.	5.70	05/15/18	1,316,249
1,080	Comcast Corp.	6.40	05/15/38	1,115,031
685	Comcast Corp.	6.45	03/15/37	708,576
1,475	Comcast Corp.	6.50	01/15/15	1,654,311
1,010	COX Communications, Inc. (144A) (a)	8.375	03/01/39	1,261,560
175	CSC Holdings, Inc.	7.625	07/15/18	181,125
275	DIRECTV Holdings LLC / Financing Co., Inc. (144A) (a)	5.875	10/01/19	280,217

Morgan Stanley Income Securities Inc.
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

$125	DIRECTV Holdings LLC / Financing Co., Inc.	6.375		06/15/15		$130,469
895	DIRECTV Holdings LLC / Financing Co., Inc.	7.625		05/15/16		979,036
2,300	Time Warner Cable, Inc.	6.75		07/01/18		2,530,821
390	Time Warner Cable, Inc.	6.75		06/15/39		409,786
300	Time Warner Cable, Inc.	8.25		04/01/19		357,927
520	Time Warner Cable, Inc.	8.75%		02/14/19		634,802

						11,559,910

	Commercial Banks Non-U.S. (1.4%)
245	Barclays Bank PLC (144A) (United Kingdom) (a)	6.05		12/04/17		249,726
275	Barclays Bank PLC (United Kingdom)	6.75		05/22/19		307,285
795	HBOS PLC (144A) (United Kingdom) (a)	6.75		05/21/18		738,831
150	Rabobank Nederland (144A) (Netherlands) (a)	11.00	(b)	06/29/49	(c)	183,396
765	Royal Bank of Scotland PLC (The) (144A) (United Kingdom) (a)	4.875		08/25/14		776,268

						2,255,506

	Commercial Banks-Eastern U.S. (0.5%)
420	Discover Bank/Greenwood	8.70		11/18/19		450,721
255	UBS AG/Stamford Branch (Switzerland)	5.875		12/20/17		262,476

						713,197

	Commercial Banks-Southern U.S. (0.3%)
475	Regions Financial Corp.	7.75		11/10/14		468,920

	Consumer Products-Miscellaneous (0.3%)
500	Fortune Brands, Inc.	6.375		06/15/14		535,996

	Containers-Paper/Plastic (0.2%)
260	Sealed Air Corp. (144A) (a)	7.875		06/15/17		277,333

	Data Processing Services (0.2%)
290	Fiserv, Inc.	6.80		11/20/17		320,493

	Diversified Financial Services (3.7%)
890	Bank of America Corp. (Series L)	5.65		05/01/18		905,386
125	Bank of America Corp.	7.625		06/01/19		144,855
170	Citigroup, Inc. (d)	5.875		05/29/37		150,277
30	Citigroup, Inc. (d)	8.125		07/15/39		33,962
1,190	Citigroup, Inc. (d)	8.50		05/22/19		1,376,443
465	Credit Agricole SA (144A) (France) (a)	8.375	(b)	10/31/49	(c)	494,463
1,450	General Electric Capital Corp.	5.625		05/01/18		1,488,332
405	Goldman Sachs Group, Inc. (The)	6.15		04/01/18		434,256
180	Goldman Sachs Group, Inc. (The)	6.75		10/01/37		185,607
545	Royal Bank of Scotland Group PLC (United Kingdom)	6.40		10/21/19		544,228

						5,757,809

	Diversified Manufactured Operation (0.3%)
480	Tyco Electronics Group SA (Luxembourg)	5.95		01/15/14		502,516

	Diversified Minerals (2.0%)
1,065	Rio Tinto Finance USA Ltd. (Australia)	9.00		05/01/19		1,350,101
275	Teck Resources Ltd. (Canada)	10.25		05/15/16		321,750
395	Vale Overseas Ltd. (Cayman Islands)	5.625		09/15/19		400,818
1,090	Vale Overseas Ltd. (Cayman Islands)	6.875		11/21/36		1,091,810

						3,164,479

	Electric-Generation (0.5%)
760	AES Corp. (The)	8.00		06/01/20		777,100

	Electric-Integrated (7.5%)
280	Ameren Energy Generating Co.	6.30		04/01/20		275,457
1,000	Consumers Energy Co.	5.80		09/15/35		965,492
530	DTE Energy Co.	7.625		05/15/14		592,222
300	Entergy Gulf States Louisiana LLC	5.59		10/01/24		300,574
300	Entergy Gulf States Louisiana LLC	6.00		05/01/18		314,671
2,275	Exelon Generation Co. LLC	6.25		10/01/39		2,325,730
405	FirstEnergy Solutions Corp.	6.05		08/15/21		409,413

Morgan Stanley Income Securities Inc.
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,060	FirstEnergy Solutions Corp.	6.80	08/15/39	$1,074,021
215	Indianapolis Power & Light Co. (144A) (a)	6.30	07/01/13	231,899
840	Nevada Power Co. (Series V)	7.125	03/15/19	939,421
425	NiSource Finance Corp.	6.125	03/01/22	434,660
460	NiSource Finance Corp.	6.80	01/15/19	492,780
380	Oncor Electric Delivery Co.	6.80	09/01/18	422,796
1,170	PPL Energy Supply LLC	6.50	05/01/18	1,221,913
640	PSEG Power LLC	8.625%	04/15/31	829,572
635	Southwestern Public Service Co. (Series G)	8.75	12/01/18	775,276
140	Toledo Edison Co. (The)	7.25	05/01/20	160,056

				11,765,953

	Electronic Connectors (0.2%)
330	Amphenol Corp.	4.75	11/15/14	330,471

	Electronic Measuring Instrument (0.3%)
395	Agilent Technologies, Inc.	5.50	09/14/15	414,545

	Enterprise Software/Service (0.2%)
320	CA, Inc.	5.375	12/01/19	322,409

	Finance-Consumer Loans (0.8%)
1,280	SLM Corp. (Series A)	5.00	10/01/13	1,178,496

	Finance-Credit Card (1.0%)
360	American Express Credit Corp. (Series C)	7.30	08/20/13	404,923
1,000	Capital One Bank USA NA	8.80	07/15/19	1,183,645

				1,588,568

	Finance-Investment Banker/Broker (2.3%)
1,535	JPMorgan Chase Capital XXVII (Series AA)	7.00	11/01/39	1,552,924
705	Macquarie Group Ltd. (144A) (Australia) (a)	7.625	08/13/19	786,661
555	Merrill Lynch & Co., Inc. (MTN)	6.875	04/25/18	598,931
660	TD Ameritrade Holding Corp.	5.60	12/01/19	656,853

				3,595,369

	Finance-Mortgage Loan/Banker (0.4%)
600	Countrywide Financial Corp.	6.25	05/15/16	611,094

	Food-Miscellaneous/Diversified (2.7%)
730	ConAgra Foods, Inc.	7.00	10/01/28	784,384
585	ConAgra Foods, Inc.	8.25	09/15/30	703,132
1,695	Kraft Foods, Inc.	6.125	08/23/18	1,790,123
80	Kraft Foods, Inc.	6.875	02/01/38	84,218
505	Kraft Foods, Inc.	6.875	01/26/39	531,957
235	Kraft Foods, Inc.	7.00	08/11/37	251,067

				4,144,881

	Food-Retail (0.4%)
546	Delhaize America, Inc.	9.00	04/15/31	700,921

	Gas-Distribution (0.3%)
465	Florida Gas Transmission Co. LLC (144A) (a)	7.90	05/15/19	545,181

	Gold Mining (0.9%)
1,440	Newmont Mining Corp.	6.25	10/01/39	1,446,581

	Independent Power Producer (0.1%)
170	NRG Energy, Inc.	8.50	06/15/19	175,100

	Instruments-Scientific (0.4%)
605	Fisher Scientific International, Inc.	6.125	07/01/15	623,982

	Investment Management/Advisor Services (0.7%)
495	Ameriprise Financial, Inc.	7.30	06/28/19	551,427
500	Blackstone Holdings Finance Co. LLC (144A) (a)	6.625	08/15/19	490,241

				1,041,668

	Life/Health Insurance (2.8%)
375	Aflac, Inc.	8.50	05/15/19	432,714
430	Lincoln National Corp.	8.75	07/01/19	492,133
410	Principal Financial Group, Inc.	8.875	05/15/19	473,718

Morgan Stanley Income Securities Inc.
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE		VALUE

$550	Protective Life Corp.	7.375		10/15/19		$552,138
895	Prudential Financial, Inc. (MTN)	4.75		09/17/15		908,668
285	Prudential Financial, Inc. (MTN)	6.625		12/01/37		293,080
1,070	Prudential Financial, Inc. (Series D)	7.375		06/15/19		1,201,727

						4,354,178

	Medical Instruments (0.2%)
355	Boston Scientific Corp.	6.00		01/15/20		363,411

	Medical-Biomedical/Genetics (0.4%)
560	Biogen Idec, Inc.	6.875%		03/01/18		603,700

	Medical-Generic Drugs (0.2%)
330	Watson Pharmaceuticals, Inc.	6.125		08/15/19		341,109

	Medical-HMO (0.4%)
368	UnitedHealth Group, Inc.	5.80		03/15/36		330,865
320	UnitedHealth Group, Inc.	6.00		02/15/18		331,072

						661,937

	Medical-Hospitals (0.3%)
175	HCA, Inc. (144A) (a)	8.50		04/15/19		189,438
245	Tenet Healthcare Corp.	7.375		02/01/13		246,837

						436,275

	Metal-Aluminum (0.5%)
200	Alcoa, Inc.	5.87		02/23/22		186,109
610	Alcoa, Inc.	6.75		07/15/18		623,244

						809,353

	Multi-Line Insurance (3.3%)
475	Aegon (Netherlands)	4.625		12/01/15		464,268
740	American Financial Group, Inc.	9.875		06/15/19		831,024
720	Catlin Insurance Co. Ltd. (144A) (Bermuda) (a)	7.249	(b)	12/31/49	(c)	532,800
785	CNA Financial Corp.	7.35		11/15/19		787,280
830	Farmers Insurance Exchange (144A) (a)	8.625		05/01/24		804,005
560	MetLife, Inc.	10.75		08/01/39		691,305
365	MetLife, Inc.	6.75		06/01/16		409,279
130	MetLife, Inc.	7.717		02/15/19		153,025
500	XL Capital Ltd. (Cayman Islands)	5.25		09/15/14		490,163

						5,163,149

	Multimedia (3.8%)
920	News America, Inc.	6.40		12/15/35		947,709
810	News America, Inc.	6.65		11/15/37		858,395
210	News America, Inc.	7.85		03/01/39		246,415
85	Time Warner, Inc.	6.50		11/15/36		89,039
1,660	Time Warner, Inc.	7.70		05/01/32		1,954,999
135	Viacom, Inc.	5.625		09/15/19		141,218
1,185	Viacom, Inc.	6.875		04/30/36		1,285,397
440	Vivendi (144A) (France) (a)	6.625		04/04/18		477,631

						6,000,803

	Non-Hazardous Waste Disposal (1.0%)
500	Republic Services, Inc. (144A) (a)	5.50		09/15/19		508,674
1,050	Waste Management, Inc.	6.125		11/30/39		1,047,009

						1,555,683

	Office Automation & Equipment (0.9%)
200	Xerox Corp.	5.625		12/15/19		200,098
1,060	Xerox Corp.	6.35		05/15/18		1,107,507
75	Xerox Corp.	8.25		05/15/14		86,114

						1,393,719

	Oil & Gas Drilling (0.5%)
800	Transocean, Inc. (Cayman Islands)	6.00		03/15/18		854,939

	Oil Companies-Exploration & Production (4.3%)
950	Canadian Natural Resources Ltd. (Canada)	6.25		03/15/38		986,498
385	Chesapeake Energy Corp.	7.625		07/15/13		405,213

Morgan Stanley Income Securities Inc.
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

$1,570	EnCana Corp. (Canada)	6.50	02/01/38	$1,715,303
190	Gaz Capital SA (144A) (Luxembourg) (a)	6.51	03/07/22	175,275
210	Newfield Exploration Co.	7.125	05/15/18	213,150
825	Nexen, Inc. (Canada)	7.50	07/30/39	948,863
105	Pioneer Natural Resources Co.	6.65	03/15/17	104,083
700	Questar Market Resources, Inc.	6.80	04/01/18	730,622
500	XTO Energy, Inc.	5.50	06/15/18	534,238
850	XTO Energy, Inc.	6.50%	12/15/18	972,975

				6,786,220

	Oil Company-Integrated (3.1%)
590	Cenovus Energy, Inc. (144A) (Canada) (a)	5.70	10/15/19	616,563
200	Hess Corp.	6.00	01/15/40	198,733
490	Hess Corp.	7.125	03/15/33	550,194
525	Hess Corp.	8.125	02/15/19	634,186
405	Husky Energy, Inc. (Canada)	7.25	12/15/19	468,870
1,125	Marathon Oil Corp.	6.00	10/01/17	1,191,871
1,030	Petro-Canada (Canada)	5.95	05/15/35	1,019,800
200	Petrobras International Finance Co. (Cayman Islands)	5.75	01/20/20	204,457

				4,884,674

	Oil Refining & Marketing (0.5%)
900	Valero Energy Corp.	6.625	06/15/37	847,065

	Oil-Field Services (0.6%)
850	Weatherford International, Inc.	6.35	06/15/17	890,395

	Paper & Related Products (1.5%)
75	Georgia-Pacific LLC (144A) (a)	8.25	05/01/16	79,875
520	International Paper Co.	7.50	08/15/21	583,802
660	International Paper Co.	9.375	05/15/19	812,581
775	MeadWestvaco Corp.	7.375	09/01/19	852,826

				2,329,084

	Pharmacy Services (0.7%)
935	Medco Health Solutions, Inc.	7.125	03/15/18	1,052,728

	Pipelines (7.1%)
285	CenterPoint Energy Resources Corp.	6.25	02/01/37	277,163
305	CenterPoint Energy Resources Corp. (Series B)	7.875	04/01/13	343,792
443	Colorado Interstate Gas Co.	6.80	11/15/15	491,316
740	Energy Transfer Partners LP	8.50	04/15/14	854,957
570	Energy Transfer Partners LP	9.00	04/15/19	680,540
1,615	Enterprise Products Operating LLC (Series G)	5.60	10/15/14	1,721,503
415	Kinder Morgan Energy Partners LP	5.85	09/15/12	446,892
610	Kinder Morgan Energy Partners LP	5.95	02/15/18	647,162
355	Kinder Morgan Energy Partners LP	6.85	02/15/20	394,523
980	Kinder Morgan Finance Co. ULC (Canada)	5.70	01/05/16	945,700
450	Midcontinent Express Pipeline LLC (144A) (a)	6.70	09/15/19	462,362
1,090	Plains All American Pipeline LP / PAA Finance Corp.	6.70	05/15/36	1,115,121
1,025	Texas Eastern Transmission LP	7.00	07/15/32	1,155,503
470	Transcontinental Gas Pipe Line Co. LLC (Series B)	8.875	07/15/12	539,009
800	Williams Cos., Inc. (The)	8.75	01/15/20	956,038

				11,031,581

	Property Trust (0.5%)
750	WEA Finance LLC / WT Finance Aust Pty Ltd. (144A) (a)	6.75	09/02/19	806,747

	Real Estate Operation/Development (0.4%)
510	Brookfield Asset Management, Inc. (Canada)	5.80	04/25/17	465,388
125	Brookfield Asset Management, Inc. (Canada)	7.125	06/15/12	131,293

				596,681

	Reinsurance (0.6%)
500	Platinum Underwriters Finance, Inc. (Series B)	7.50	06/01/17	512,078
450	Reinsurance Group of America, Inc.	6.45	11/15/19	449,333

Morgan Stanley Income Securities Inc.
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

				$961,411

	REITS-Apartments (0.6%)
$382	AvalonBay Communities, Inc. (MTN)	5.50	01/15/12	399,275
470	AvalonBay Communities, Inc. (MTN)	6.10	03/15/20	480,851

				880,126

	REITS-Office Property (0.7%)
675	Boston Properties LP	5.875%	10/15/19	678,361
370	Mack-Cali Realty Corp.	7.75	08/15/19	383,507

				1,061,868

	REITS-Regional Malls (0.3%)
420	Simon Property Group LP	6.75	05/15/14	448,008

	Retail-Building Products (0.7%)
1,050	Home Depot, Inc. (The)	5.875	12/16/36	1,016,876

	Retail-Drug Store (1.4%)
375	CVS Caremark Corp.	6.60	03/15/19	411,074

928	CVS Pass-Through Trust	6.036	12/10/28	880,695
819	CVS Pass-Through Trust (144A) (a)	8.353	07/10/31	903,886

				2,195,655

	Retail-Regional Department Store (0.5%)
65	Kohl’s Corp.	6.00	01/15/33	66,100
565	Kohl’s Corp.	6.875	12/15/37	642,921

				709,021

	Retail-Restaurants (0.7%)
130	Yum! Brands, Inc.	6.25	03/15/18	142,034
825	Yum! Brands, Inc.	6.875	11/15/37	894,285

				1,036,319

	Satellite Telecommunication (0.1%)
180	Intelsat Subsidiary Holding Co. Ltd. (Bermuda)	8.50	01/15/13	184,500

	Semiconductor Equipment (0.4%)
550	KLA-Tencor Corp.	6.90	05/01/18	579,594

	Special Purpose Entity (1.2%)
645	AIG SunAmerica Global Financing (144A) (a)	6.30	05/10/11	641,777
600	Capital One Capital	8.875	05/15/40	643,500
205	Farmers Exchange Capital (144A) (a)	7.05	07/15/28	179,022
440	Harley-Davidson Funding Corp. (144A) (a)	6.80	06/15/18	439,473

				1,903,772

	Steel-Producers (1.4%)
1,635	ArcelorMittal (Luxembourg)	9.85	06/01/19	2,118,182

	Super-Regional Banks-U.S. (0.1%)
220	Wells Fargo & Co.	5.625	12/11/17	229,200

	Telecom Equipment Fiber Optics (0.3%)
325	Corning, Inc.	6.625	05/15/19	354,793
135	Corning, Inc.	7.25	08/15/36	137,963

				492,756

	Telecommunication Services (0.5%)
525	Qwest Corp.	6.50	06/01/17	518,437
150	Qwest Corp.	6.875	09/15/33	132,750
180	SBA Telecommunications, Inc. (144A) (a)	8.25	08/15/19	191,700

				842,887

	Telephone-Integrated (6.5%)
1,525	AT&T, Inc.	6.15	09/15/34	1,512,210
420	CenturyTel, Inc.	6.00	04/01/17	431,901
210	CenturyTel, Inc. (Series Q)	6.15	09/15/19	215,088
435	Citizens Communications Co.	7.125	03/15/19	413,250
335	Deutsche Telekom International Finance BV (Netherlands)	6.75	08/20/18	375,682

Morgan Stanley Income Securities Inc.
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$1,505	Deutsche Telekom International Finance BV (Netherlands)	8.75	(b)	06/15/30	$1,940,789
240	Telecom Italia Capital SA (Luxembourg)	6.999		06/04/18	264,494
1,585	Telecom Italia Capital SA (Luxembourg)	7.175		06/18/19	1,770,141
1,835	Telefonica Europe BV (Netherlands)	8.25		09/15/30	2,290,924
840	Verizon Communications, Inc.	5.50		02/15/18	878,032
100	Verizon Communications, Inc.	8.95%		03/01/39	135,730

					10,228,241

	Television (0.5%)
680	CBS Corp.	8.875		05/15/19	814,847

	Tobacco (2.2%)
895	Altria Group, Inc.	9.25		08/06/19	1,092,491
390	Altria Group, Inc.	9.70		11/10/18	482,858
685	Altria Group, Inc.	10.20		02/06/39	916,411
245	BAT International Finance PLC (144A) (United Kingdom) (a)	9.50		11/15/18	311,616
565	Lorillard Tobacco Co.	8.125		06/23/19	622,194

					3,425,570

	Total Corporate Bonds (Cost $137,216,998)				147,411,600

	Commercial Mortgage-Backed Securities (1.1%)
375	Bear Stearns Commercial Mortgage Securities 2007-T26 A4	5.471		01/12/45	355,634
630	LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739		07/15/30	610,393
490	LB-UBS Commercial Mortgage Trust 2006-C1 A4	5.156		02/15/31	475,167
250	LB-UBS Commercial Mortgage Trust 2006-C6 A4	5.372		09/15/39	238,777

	Total Commercial Mortgage-Backed Securities (Cost $1,505,025)				1,679,971

	Municipal Bond (0.1%)
	Transportation
190	Illinois State Toll Highway Authority (The) 2009 (Series A) (Cost $190,000)	6.184		01/01/34	193,445

	Short-Term Investment (0.5%)
	U.S. Government Obligation (e)(f)
802	U.S. Treasury Bill (Cost $801,578)	0.152		05/06/10	801,588

	Total Investments (Cost $139,713,601) (g)(h)			95.9%	150,086,604
	Other Assets in Excess of Liabilities			4.1	6,353,046

	Net Assets			100.0%	$156,439,650

MTN	Medium Term Note.

(a)	Resale is restricted to qualified institutional investors.

(b)	Floating rate security. Rate shown is the rate in effect at December 31, 2009.

(c)	Security issued with perpetual maturity.

(d)	For the three months ended December 31, 2009, there were no transactions in Citigroup, Inc., corporate bond, an affiliate of the Investment Adviser, Administrator and Distributor.

(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(f)	A portion of this security has been physically segregated in connection with open futures contracts.

(g)	Securities have been designated as collateral in connection with open futures and open swap contracts.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
Bond Insurance:

AMBAC	AMBAC Assurance Corporation.

Morgan Stanley Income Securities Inc.
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued
Futures Contracts Open at December 31, 2009:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

124	Long	U.S. Treasury Notes 5 Year, March 2010	$14,183,469	$(268,636)
65	Long	U.S. Treasury Notes 2 Year, March 2010	14,057,265	(77,168)
119	Short	U.S. Treasury Bonds 30 Year, March 2010	(13,729,625)	574,259
191	Short	U.S. Treasury Notes 10 Year, March 2010	(22,051,548)	530,775

		Net Unrealized Appreciation		$759,230

Morgan Stanley Income Securities Inc.
Portfolio of Investments ▪ December 31, 2009 (unaudited) continued
Credit Default Swaps Contracts Open at December 31, 2009:

								CREDIT
SWAP								RATING OF
COUNTERPARTY &		NOTIONAL			UNREALIZED			REFERENCE
REFERENCE	BUY/SELL	AMOUNT	INTEREST	TERMINATION	APPRECIATION	UPFRONT		OBLIGATION+
OBLIGATION	PROTECTION	(000’s)	RATE	DATE	(DEPRECIATION)	PAYMENTS	VALUE	(unaudited)

Bank of America, N.A Carnival Corp.	Buy	$605	1.57%	March 20, 2018	$(28,898)	$—	$(28,898)	BBB+
Bank of America, N.A. Centurytel, Inc.	Buy	395	0.88	September 20, 2017	4,958	—	4,958	BBB-
Goldman Sachs International Sealed Air Corp.	Buy	250	1.08	March 20, 2018	1,638	—	1,638	BB+
Bank of America, N.A. Toll Brothers Inc.	Buy	770	2.90	March 20, 2013	(41,584)	—	(41,584)	BBB-
Bank of America, N.A. Tyco Electronics Ltd.	Buy	385	5.00	June 20, 2014	(55,528)	(16,174)	(71,702)	BBB-
Barclays Capital Whirlpool Corp.	Buy	250	0.251	June 20, 2014	(13,097)	13,480	383	BBB-

Total Credit Default Swaps		$2,655			$(132,511)	$(2,694)	$(135,205)

+	Credit Rating as issued by Standard and Poors.

Morgan Stanley Income Securities Inc.
Notes to the Portfolio of Investments (unaudited)
12/31/2009
Fair Valuation Measurements
Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at December 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets:
Commercial Mortgage-Backed Securities	$1,679,971	—	$1,679,971	—
Corporate Bonds	147,411,600	—	147,411,600	—
Municipal Bonds	193,445	—	193,445	—
Short-Term Investment — U.S. Government Obligation	801,588	—	801,588	—
Futures	1,105,034	$1,105,034	—	—
Credit Default Swaps	6,596	—	6,596	—

Total Assets	$151,198,234	$1,105,034	$150,093,200	—

Liabilities:
Futures	$(345,804)	$(345,804)	—	—
Credit Default Swaps	(139,107)	—	$(139,107)	—

Total Liabilities	$(484,911)	$(345,804)	$(139,107)	—

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 18, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2010